Principal changes in the scope of consolidation in 2022 and 2021 - Summary of Purchase Price Allocation (Details) - Amunix Pharmaceuticals, Inc € in Millions	Feb. 08, 2022 EUR (€)
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	€ 493
Other Current Assets And Current Liabilities As Of Acquisition Date	(13)
Cash and cash equivalents recognised as of acquisition date	118
Deferred tax liabilities recognised as of acquisition date	(81)
Net assets	517
Goodwill recognised as of acquisition date	609
Consideration transferred, acquisition-date fair value	€ 1,126